UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	June 30, 2008

Check here if Amendment [X]; Amendment Number:01

This Amendment (Check only one):  [X] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Hans T. Walsh
Title: Vice President and Chief Compliance Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Hans T. Walsh   	Camarillo, CA               July 31, 2008
Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           30
Form 13F Information Table Value Total:       377387
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

Arthur J. Gallagher	COM	363576109	11828	490800	SOLE
Atmos Energy		COM	49560105	25193	913800	SOLE
Beckman Coulter		COM	75811109	19415	287500	SOLE
Brinks 			COM	109696104	14881	227475	SOLE
Cabelas			COM	126804301	16214	1472700	SOLE
Cintas			COM	172908105	19656	741450	SOLE
Citizens Comms		COM	17453b101	1928	170000	SOLE
City National Bancorp	COM	178566105	8	200	SOLE
Coinstar		COM	19259p300	425	13000	SOLE
Deluxe			COM	248019101	1586	89000	SOLE
Entertainment PropertiesCOM	29380t105	24895	503530	SOLE
Family Dollar Store	COM	307000109	2702	135525	SOLE
Federal Realty		COM	313747206	12492	181050	SOLE
HRPT Properties		COM	40426w101	5218	770752	SOLE
Health Care REIT	COM	42217k106	16626	373625	SOLE
Intl Flav & Fragrances	COM	459506101	15808	404700	SOLE
Jack Henry		COM	426281101	18587	858900	SOLE
Martin Marietta		COM	573284106	16604	160285	SOLE
McCormick		COM	579780206	410	11500	SOLE
Mobile Mini		COM	60740f105	14151	707570	SOLE
NSTAR			COM	67019E107	2029	60000	SOLE
O'Reilly Automotive	COM	686091109	469	21000	SOLE
Pentair			COM	709631105	6529	186435	SOLE
Realty Income 		COM	756109104	18101	795300	SOLE
Sonic 			COM	835451105	22599	1526975	SOLE
Sonoco 			COM	835495102	25863	835649	SOLE
Stanley Works		COM	854616109	20285	452495	SOLE
UDR			COM	902653104	24789	1107625	SOLE
West Pharmaceutical	COM	955306105	506	11700	SOLE
iStar Financial		COM	45031u101	17590	1331595	SOLE